Risk management (Details 3) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial risk management [Abstract]
Opening balance	$ (244,131)	$ 217,291
Exchange difference on hedging instruments	15,934	(724,395)
Reclassification to profit or loss	160,772	(33,074)
Ineffectiveness	(9,247)	0
Deferred income tax	(82,622)	296,047
Closing balance	$ (159,294)	$ (244,131)